Property and Equipment and Investment Properties - Summary of Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	₩ 5,133,801		₩ 5,390,015
Beginning(PPE)	5,390,015		4,945,699
Acquisition	712,758		1,586,247
Transfers	(215,950)	[1]	(23,197)
Disposal	(94,241)		(560,689)
Depreciation	(643,029)	[2]	(620,686)	[3]
Depreciation Recognised In Profit Or Loss	67,770		65,452
Others	(15,752)		62,641
Ending(PPE)	5,133,801		5,390,015
Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	10,553,276		10,515,863
Beginning(PPE)	10,515,863
Ending(PPE)	10,553,276		10,515,863
Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(5,412,753)		(5,119,126)
Beginning(PPE)	(5,119,126)
Ending(PPE)	(5,412,753)		(5,119,126)
Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(6,722)		(6,722)
Beginning(PPE)	(6,722)		(5,751)
Impairment	(627)		(971)
Reversal	0		0
Disposal	627		0
Ending(PPE)	(6,722)		(6,722)
Land
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	2,294,333		2,471,255
Beginning(PPE)	2,471,255		2,442,182
Acquisition	2,247		66
Transfers	(149,318)	[1]	15,892
Disposal	(19,548)		(806)
Depreciation	0	[2]	0	[3]
Others	(10,303)		13,921
Ending(PPE)	2,294,333		2,471,255
Land | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	2,294,337		2,471,259
Beginning(PPE)	2,471,259
Ending(PPE)	2,294,337		2,471,259
Land | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	0		0
Beginning(PPE)	0
Ending(PPE)	0		0
Land | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(4)		(4)
Beginning(PPE)	(4)
Ending(PPE)	(4)		(4)
Buildings
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	1,560,603		1,512,342
Beginning(PPE)	1,512,342		1,543,808
Acquisition	25,316		6,229
Transfers	93,753	[1]	31,602
Disposal	(1,444)		(3,498)
Depreciation	(69,749)	[2]	(68,707)	[3]
Others	385		2,908
Ending(PPE)	1,560,603		1,512,342
Buildings | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	2,555,740		2,481,041
Beginning(PPE)	2,481,041
Ending(PPE)	2,555,740		2,481,041
Buildings | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(989,391)		(962,953)
Beginning(PPE)	(962,953)
Ending(PPE)	(989,391)		(962,953)
Buildings | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(5,746)		(5,746)
Beginning(PPE)	(5,746)
Ending(PPE)	(5,746)		(5,746)
Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	70,791		82,282
Beginning(PPE)	82,282		76,030
Acquisition	12,536		17,211
Transfers	25,222	[1]	39,857
Disposal	(389)		(710)
Depreciation	(48,021)	[2]	(51,790)	[3]
Others	(839)		1,684
Ending(PPE)	70,791		82,282
Leasehold improvements | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	1,136,679		1,107,922
Beginning(PPE)	1,107,922
Ending(PPE)	1,136,679		1,107,922
Leasehold improvements | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(1,065,888)		(1,025,640)
Beginning(PPE)	(1,025,640)
Ending(PPE)	(1,065,888)		(1,025,640)
Leasehold improvements | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	0		0
Beginning(PPE)	0
Ending(PPE)	0		0
Equipment and vehicles
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	305,349		298,530
Beginning(PPE)	298,530		252,992
Acquisition	151,423		153,309
Transfers	5,405	[1]	16,972
Disposal	(250)		(1,933)
Depreciation	(147,237)	[2]	(139,788)	[3]
Others	(2,522)		16,978
Ending(PPE)	305,349		298,530
Equipment and vehicles | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	2,191,181		2,148,574
Beginning(PPE)	2,148,574
Ending(PPE)	2,191,181		2,148,574
Equipment and vehicles | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(1,885,832)		(1,850,044)
Beginning(PPE)	(1,850,044)
Ending(PPE)	(1,885,832)		(1,850,044)
Equipment and vehicles | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	0		0
Beginning(PPE)	0
Ending(PPE)	0		0
Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	30,924		65,941
Beginning(PPE)	65,941		56,971
Acquisition	142,017		124,419
Transfers	(175,212)	[1]	(114,761)
Disposal	(2,635)		(1,402)
Depreciation	0	[2]	0	[3]
Others	813		714
Ending(PPE)	30,924		65,941
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	30,924		65,941
Beginning(PPE)	65,941
Ending(PPE)	30,924		65,941
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	0		0
Beginning(PPE)	0
Ending(PPE)	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	0		0
Beginning(PPE)	0
Ending(PPE)	0		0
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	871,801		959,665
Beginning(PPE)	959,665		573,716
Acquisition	379,219		1,285,013
Transfers	(15,800)	[1]	(12,759)
Disposal	(69,975)		(552,340)
Depreciation	(378,022)	[2]	(360,401)	[3]
Others	(3,286)		26,436
Ending(PPE)	871,801		959,665
Right-of-use assets | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	2,344,415		2,241,126
Beginning(PPE)	2,241,126
Ending(PPE)	2,344,415		2,241,126
Right-of-use assets | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(1,471,642)		(1,280,489)
Beginning(PPE)	(1,280,489)
Ending(PPE)	(1,471,642)		(1,280,489)
Right-of-use assets | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount	(972)		(972)
Beginning(PPE)	(972)
Ending(PPE)	₩ (972)		₩ (972)

[1]	Includes transfers with investment properties and assets held for sale.
[2]	Includes depreciation expenses amounting to ￦ 65,452 million and ￦ 67,770 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2024 and 2025, respectively.
[3]	Includes depreciation expenses amounting to ￦62,098 million and ￦65,452 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2023 and 2024, respectively.